Cover Page		12 Months Ended
	Mar. 10, 2022	Dec. 31, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 10, 2022
Entity File Number	1-13610
Entity Registrant Name	CREATIVE MEDIA & COMMUNITY TRUST CORPORATION
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	75-6446078
Entity Address, Address Line One	17950 Preston Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75252
City Area Code	972
Local Phone Number	349-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000908311
Amendment Flag	false
Current Fiscal Year End Date		--12-31
Common Stock, $0.001 Par Value | Nasdaq Global Market
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CMCT
Security Exchange Name	NASDAQ
Common Stock, $0.001 Par Value | Tel Aviv Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CMCT-L
Series L Preferred Stock, $0.001 Par Value | Nasdaq Global Market
Entity Information [Line Items]
Title of 12(b) Security	Series L Preferred Stock, $0.001 Par Value
Trading Symbol	CMCTP
Security Exchange Name	NASDAQ
Series L Preferred Stock, $0.001 Par Value | Tel Aviv Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Series L Preferred Stock, $0.001 Par Value
Trading Symbol	CMCTP